Summary of Significant Accounting Policies - Additional Information (Details) ¥ in Thousands, $ in Thousands	1 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Sep. 30, 2020	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 CNY (¥) segment	Dec. 31, 2020 USD ($) segment	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2017 CNY (¥)
Cumulative effect of adopting ASU 2016-13			¥ 2,307,216	¥ 2,307,216		¥ 1,652,447	¥ 1,501,926	$ 353,598		¥ 1,284,812
Fair Value
Fair value of the bifurcated derivative from convertible note			¥ 0	0		0
Revenue
Revenue				6,019,681	$ 922,556	6,845,580	5,387,577
Revenue recognized from opening balance of deferred revenue				96,779		54,948
Customer Loyalty Program
Maximum Customer Loyalty amount redeemable (as a Percentage)	100.00%	100.00%	30.00%
Fulfillment Expenses
Shipping costs included in fulfillment expenses				51,730		63,247	47,041
Marketing Expenses
Advertising expenses				119,881		183,744	191,501
Employee Benefits
Employee social benefits included as expenses				43,747		75,922	54,257
Subsidy income
Subsidy income				¥ 24,324		54,751	27,952
Segment Reporting
Number of operating segments | segment				1	1
Accounts Receivable, net
Allowance for Doubtful Accounts Receivable			¥ 9,018	¥ 9,018		7,598	¥ 0
Sales return allowances
Revenue
Revenue				2,345		3,046
Level 3
Fair Value
Fair values of the convertible note			1,302,416	1,302,416		1,258,902		$ 199,604	$ 180,830
Cumulative effect adoption adjustment
Cumulative effect of adopting ASU 2016-13			¥ (7,743)	¥ (7,743)		¥ 7,742